Total

Supplement dated July 12, 2024

To the Summary Prospectus, Prospectus and

Statement of Additional Information

dated January 31, 2024

(as previously supplemented)

FUND SUMMARY

Effective July 31, 2024, the section of the Prospectus and Summary Prospectus titled Fees and Expenses of the Fund is deleted and replaced with the following. While the Fund’s Shareholder Fees remain the same, the Annual Fund Operating Expenses table includes a reduction in the Fund’s annual expense limitation from 1.25% annually to 1.15% annually.

Union Street Partners Value Fund
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Union Street Partners Value Fund - USD ($)	Class A Shares		Class C Shares	Advisor Class Shares
Maximum sales charge (load)	5.75%		none	none
Maximum deferred sales charges (load) (as a percentage of the net asset value at time of purchase)	none	[1]	1.00%	none
Redemption Fee	none	[2]	none	none
Exchange Fee	none		none	none
[1]	With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% contingent deferred sales charge on Class A shares if you redeem your shares less than 1 year after you purchase them.
[2]	If the Fund waives the contingent deferred sales charge on your purchase of Class A shares in order to qualify the Fund for inclusion in certain brokerage platforms, wrap programs and fund supermarkets, you will be subject to a 1.00% redemption fee if you redeem your shares less than 1 year after you purchase them.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Union Street Partners Value Fund		Class A Shares	Class C Shares	Advisor Class Shares
Management Fee		1.00%	1.00%	1.00%
Distribution (12b-1) and Service Fees		0.25%	1.00%	none
Other Expenses	[1]	0.45%	0.44%	0.44%
Shareholder Services Plan		0.02%	0.04%	0.07%
Total Annual Fund Operating Expenses		1.72%	2.48%	1.51%
Fee Waivers and/or Expense Reimbursements	[1]	(0.32%)	(0.33%)	(0.36%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[1]	1.40%	2.15%	1.15%
[1]	Union Street Partners, LLC (the “Adviser”) entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.15% of the daily net assets of the Fund. The Trust and the Adviser may terminate the expense limitation agreement prior to January 31, 2026 only by mutual written consent. Each fee waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Effective July 31, 2024, the Example section, is deleted and replaced with the following Example:
Expense Example - Union Street Partners Value Fund - USD ($)	Expense Example, with Redemption, 1 Year		Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	709		1,056	1,426	2,463
Class C Shares	318	[1]	741	1,291	2,791
Advisor Class Shares	117		442	790	1,771
[1]	If you did not redeem your shares, your cost would be $218 for the one-year period.